Shareholder Report, Average Annual Return (Details) DFDS_Emerging Markets Social Core Equity Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Social Core Equity Portfolio – Institutional
Average Annual Return, Percent	25.15%	9.91%	8.32%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	27.91%	7.46%	7.69%